CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Net income attributable to common shareholders	¥ 2,481,692	¥ 1,821,314
Dividend and accretion to Model AA Class Shares	¥ 12,291	¥ 9,795